Consolidated Statements of Cash Flows - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Consolidated Statements of Cash Flows
Net profit / (loss) for the period	SFr 7,055,787	SFr (10,556,227)	[1]	SFr (20,804,213)	[1]
Adjustments for:
Net gain on Neurosterix Transaction	(13,943,595)
Value of share-based services	502,964	1,794,467		3,682,073
Post-employment benefits	(95,219)	(62,643)		(11,393)
Share of net loss of associates	2,177,157
Depreciation	260,120	305,952		323,144
Net gain related to lease modification	(2,770)	(318)
Net finance cost / (gain)	(99,628)	312,602		215,527
Decrease / (increase) in other financial assets	(5,648)	2,317		13,980
Increase in trade and other receivables	93,107	306,514		(252,090)
Decrease / (increase) in contract asset	40,907	140,534		(21,805)
Decrease / (increase) in prepayments	(164,284)	53,386		844,980
Increase in other current assets	(7,967)
Decrease in payables and accruals	(1,146,084)	(613,205)		(427,388)
Increase / (decrease) in deferred income	(38,401)	324,210
Net cash used in operating activities	(5,373,554)	(7,992,411)		(16,437,185)
Cash flows from investing activities
Cash received from Neurosterix Transaction	5,119,754
Legal fees paid for Neurosterix Transaction	(473,270)
Purchase of property, plant and equipment	(1,273)	(6,842)		(581)
Proceeds from decrease in non-current financial assets				3,553
Net cash from/(used in) investing activities	4,645,211	(6,842)		2,972
Cash flows from financing activities
Proceeds from sale of treasury shares-shelf registration		1,159,759		1,224,893
Costs paid on sale of treasury shares-shelf registration	(24,018)	(39,103)		(304,009)
Proceeds from the sale or exercise of pre-funded warrants		3,418,240		2,866,511
Costs paid on sale or exercise of pre-funded warrants	(36,457)	(163,069)		(576,117)
Sales under sale agency agreement & liquidity agreement movements	240,899	1,190,753		450,973
Costs paid on sale of treasury shares under sale agency agreement	(1,764)	(8,948)		(3,487)
Cost paid on issue of treasury shares		(53,600)		(248,354)
Principal element of lease payment	(73,688)	(281,793)		(288,076)
Interest received	9,165	63,964		29,251
Interest paid	(9,219)	(21,607)		(48,897)
Net cash from financing activities	104,918	5,264,596		3,102,688
Decrease in cash and cash equivalents	(623,425)	(2,734,657)		(13,331,525)
Cash and cash equivalents at beginning of the year	3,865,481	6,957,086		20,484,836
Exchange difference on cash and cash equivalents	99,682	(356,948)		(196,225)
Cash and cash equivalents at end of the year	SFr 3,341,738	SFr 3,865,481		SFr 6,957,086

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented